Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2012	2011

Deferred tax assets
Policy liabilities and reserves	$ 159	$ 842
Investments	1,249	4,053
Other	119	73

Gross deferred tax assets	1,527	4,968

Deferred tax liabilities
Unrealized gains	248	1,467
Deferred and uncollected premium	1	16
Other	75	-

Gross deferred tax liabilities	324	1,483

Net deferred tax asset	$ 1,203	$ 3,485